COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) $ in Thousands, ₪ in Millions		1 Months Ended		12 Months Ended
	Jan. 30, 2023 USD ($) shares	Aug. 31, 2022 USD ($) shares	Aug. 31, 2022 ILS (₪) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Oct. 31, 2021 shares	May 31, 2021 shares	Dec. 31, 2020 USD ($)	Jan. 31, 2015
Guarantor and Issuer, Guaranteed Security [Line Items]
Current borrowings				$ 710	$ 270
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Royalty percentage									2.20%
Contingent of consideration percentage									1.00%
Percentage of voting equity interests acquired									2.00%
Number of shares issued | shares		2,000,000	2,000,000		1,774,744	8,938,666	15,270,249
Increase in carrying amount of liability				621	$ 87
Bonus payments		$ 710	₪ 2.5
Current borrowings				710	$ 270			$ 280
Unpaid contingent liability governance				$ 166
Security Matters Limited [Member] | Nonadjusting Event [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Number of shares issued | shares	864,000
Risk free interest rate	3.42%
Expected volatility, share options granted	81.92%
Expected Term, share options granted	3 years
Expected dividend as percentage, share options granted	0.00%
Additional equity fund percent	1.00%
Consideration paid (received)	$ 27,000
Payment of cash percent	1.50%